YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to provide you with this annual report for the Dreyfus Variable Investment Fund--Disciplined Stock Portfolio for the 12-month period ended December 31, 1998. Over this period, the Portfolio achieved a total return of 26.72% ,* which was modestly behind the return of 28.60% for the Standard & Poor's 500 Composite Stock Price Index.**

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET OVERVIEW

  Volatility was the overriding characteristic of equity markets in the year ended December 31. There was stock market strength during the early part of the year. Small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. Indices declined sharply until the end of August followed by a rebound and then a renewed decline amidst financial fears until early October. A strong rally followed in the last three months of the year in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard and Poor's 500 Composite Stock Price Index was 28.60%. Returns on mid-cap and small-cap stock indices continued to be weaker, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly nine months of the year, but then began a succession of easing moves. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks in August appeared to be the Russian default that month. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America sank; those for U.S. corporate profits were put on hold. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns that financial difficulties might spread among emerging countries, who might fail to repay loans. However, in the last three months of the year, these fears began to ebb in response to Federal Reserve easing moves.

  The erosion of expectations for corporate profit growth over the last year contributed to an outperformance by a small group of "supercap" growth stocks for much of the year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these "supercap" growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply following the Russian default and global margin call concerns, before rebounding strongly after the Federal Reserve acted.

  The year ended December 31, 1998 was characterized by very different performances of the various market sectors. For example, the total return for the year on the Russell 1000 Index with a heavy large-cap representation, was 27.02%, while the Russell 1000 Growth Index returned 38.71% and the Russell 1000 Value Index returned 15.63%. The return on the Russell Midcap Index was 10.09% while the small-cap Russell 2000 Index return was negative 2.55%.**

  Another pattern in 1998 was that high quality assets outperformed medium and low quality assets. Treasury bonds outperformed junk bonds; U.S. and European stocks outperformed emerging market stocks; blue chip stocks, especially major growth stocks, generally rose more than the average stock. In an environment of concern about financial risks, the high-grade assets were the market leaders.

PORTFOLIO FOCUS

Three factors contributed to the underperformance of the Portfolio compared to the S& P 500 benchmark. First of all, a broadly diversified portfolio like the Disciplined Stock Portfolio generally relies on a large number of stocks for its performance. Since returns to the market this past year generally were from an extremely small number of stocks, the S&P 500 was a very difficult index for the Portfolio to equal or exceed. Only 14 stocks contributed 50% of the Index's return. Since the Portfolio was not overweight in those names that did well, effectively it had no chance of outperforming the Index.

  Second, the record books show that the volatility of stock prices in 1998 was the highest in the past 50 years. In most years, our investment process has worked because the factors that help to identify outperforming stocks in one month have been given a higher weight and have proven useful in identifying potentially outperforming stocks in the next month. This past year, the factor returns were volatile and inconsistent from month to month. As a result, our quantitative model had a below-average year in terms of its effectiveness.

  Third, we were hurt by our exposure to midcap stocks and an underweighting in several large-cap names that performed well but were assigned a low priority on our valuation model.

  Thank you for your investment with Dreyfus. We appreciate the opportunity to serve your investment needs.

                 Sincerely,


                 [Bert J. Mullins, signature logo]


                 Bert J. Mullins

                 Portfolio Manager

January 11, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC. Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor' s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.



DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO  DECEMBER 31, 199
-----------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO AND THE STANDARD & POOR'S 500
                          COMPOSITE STOCK PRICE INDEX

                                    Dollars

$19,809

Dreyfus Variable Investment Fund, Disciplined Stock Portfolio

$19,719

Standard & Poor's 500 Composite Stock Price Index*

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
-----------------------------------------------------------------------------

                 One Year Ended        From Inception (5/1/96)

                December 31, 1998       to December 31, 1998

              ____________________        _________________________

                     26.72%                    29.18%
---------------

Past performance is not predictive of future performance.

THE PORTFOLIO'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

The  above  graph  compares  a  $10,000  investment  made  in  Dreyfus  Variable
Investment Fund, Disciplined Stock Portfolio on 5/1/96 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested.

The Portfolio' s performance shown in the line graph takes into account all applicable fees and expenses of the Portfolio. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Portfolio performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.


DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                  DECEMBER 31, 1998

Common Stocks--99.6%                                                                       Shares                  Value

-------------------------------------------------------------------------------
                                                                                       ----------------        ----------------
            Basic Industries--3.2%  AlliedSignal . . . . . . . . . . . . . . . .                 20,850         $       923,916

                                    Bowater  . . . . . . . . . . . . . . . . . .                  4,600                 190,612

                                    Dow Chemical . . . . . . . . . . . . . . . .                  3,050                 277,359

                                    duPont (E.I.) deNemours & Co.  . . . . . . .                 17,400                 923,288

                                    Fort James . . . . . . . . . . . . . . . . .                  9,575                 383,000

                                    Louisiana Pacific  . . . . . . . . . . . . .                 10,100                 184,956

                                    Mead . . . . . . . . . . . . . . . . . . . .                  9,400                 275,538

                                    Owens-Illinois . . . . . . . . . . . . . .(a)                 5,850                 179,156

                                    PPG Industries . . . . . . . . . . . . . . .                  6,400                 372,800

                                    Praxair  . . . . . . . . . . . . . . . . . .                  6,200                 218,550

                                    Solutia  . . . . . . . . . . . . . . . . . .                  8,900                 199,137

                                    Southdown  . . . . . . . . . . . . . . . . .                  7,200                 426,150

                                                                                                                  _____________

                                                                                                                      4,554,462

                                                                                                                  _____________


           Capital Spending--20.5%  Allied Waste Industries  . . . . . . . . .(a)                14,400                 340,200

                                    American Power Conversion  . . . . . . . .(a)                 7,900                 382,656

                                    Apple Computer . . . . . . . . . . . . . .(a)                 9,500                 388,906

                                    Cisco Systems  . . . . . . . . . . . . . .(a)                24,175               2,243,742

                                    Compaq Computer  . . . . . . . . . . . . . .                 11,103                 465,632

                                    Cordant Technologies . . . . . . . . . . . .                  7,100                 266,250

                                    Dell Computer  . . . . . . . . . . . . . .(a)                16,900               1,236,869

                                    EMC  . . . . . . . . . . . . . . . . . . .(a)                10,750                 913,750

                                    Gateway 2000 . . . . . . . . . . . . . . .(a)                 8,400                 429,975

                                    General Electric . . . . . . . . . . . . . .                 47,150               4,812,247

                                    Gulfstream Aerospace . . . . . . . . . . .(a)                 4,600                 244,950

                                    Ingersoll-Rand . . . . . . . . . . . . . . .                 10,300                 483,456

                                    Intel  . . . . . . . . . . . . . . . . . . .                 30,300               3,592,444

                                    International Business Machines  . . . . . .                 14,450               2,669,637

                                    Lexmark International Group, Cl. A . . . .(a)                 6,200                 623,100

                                    Linear Technology  . . . . . . . . . . . . .                  2,950                 264,209

                                    Lucent Technologies  . . . . . . . . . . . .                 20,300               2,233,000

                                    Maxim Integrated Products  . . . . . . . .(a)                 9,200                 401,925

                                    Nokia, Cl. A, A.D.R. . . . . . . . . . . . .                  3,400                 409,488

                                    Northern Telecom . . . . . . . . . . . . . .                 10,900                 546,363

                                    Pitney Bowes . . . . . . . . . . . . . . . .                 11,800                 779,537

                                    Qwest Communications . . . . . . . . . . .(a)                 7,911                 395,550

                                    Sun Microsystems . . . . . . . . . . . . .(a)                 7,500                 642,188

                                    Tellabs  . . . . . . . . . . . . . . . . .(a)                 9,650                 661,628

                                    Tyco International . . . . . . . . . . . . .                 23,400               1,765,238

                                    United Technologies  . . . . . . . . . . . .                 10,650               1,158,187

                                    Waste Management . . . . . . . . . . . . . .                 11,000                 512,875

                                                                                                                  _____________

                                                                                                                     28,864,002

                                                                                                                  _____________


          Consumer Cyclical--13.0%  American Greetings, Cl. A  . . . . . . . . .                  7,250                 297,703

                                    Best Buy . . . . . . . . . . . . . . . . .(a)                 5,100                 313,012

                                    CVS  . . . . . . . . . . . . . . . . . . . .                 14,000                 770,000

                                    Carnival . . . . . . . . . . . . . . . . . .                  9,000                 432,000

                                    Chancellor Media . . . . . . . . . . . . .(a)                 6,300                 301,612

                                    Clear Channel Communications . . . . . . .(a)                 7,100                 386,950

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                   DECEMBER 31, 1998

Common Stocks (continued)                                                                   Shares                   Value

-------------------------------------------------------------------------------
                                                                                       ----------------        ----------------

     Consumer Cyclical (continued)  Federal-Mogul  . . . . . . . . . . . . . . .                  4,500         $       267,750

                                    Ford Motor . . . . . . . . . . . . . . . . .                 24,900               1,461,319

                                    Gannett  . . . . . . . . . . . . . . . . . .                  6,550                 433,528

                                    Gap  . . . . . . . . . . . . . . . . . . . .                  7,950                 447,188

                                    General Motors . . . . . . . . . . . . . . .                 10,800                 772,875

                                    King World Productions . . . . . . . . . .(a)                 8,700                 256,106

                                    Limited  . . . . . . . . . . . . . . . . . .                 24,400                 710,650

                                    Magna International, Cl. A . . . . . . . . .                  5,450                 337,900

                                    McDonald's . . . . . . . . . . . . . . . . .                  9,500                 727,938

                                    Meyer (Fred) . . . . . . . . . . . . . . .(a)                13,300                 801,325

                                    New York Times, Cl. A  . . . . . . . . . . .                  9,700                 336,469

                                    Safeway  . . . . . . . . . . . . . . . . .(a)                19,200               1,170,000

                                    Staples  . . . . . . . . . . . . . . . . .(a)                15,900                 694,631

                                    TJX  . . . . . . . . . . . . . . . . . . . .                 36,000               1,044,000

                                    Time Warner  . . . . . . . . . . . . . . . .                 26,700               1,657,069

                                    Tribune  . . . . . . . . . . . . . . . . . .                  5,900                 389,400

                                    Valassis Communications  . . . . . . . . .(a)                 5,100                 263,287

                                    Viacom, Cl. B  . . . . . . . . . . . . . .(a)                 9,700                 717,800

                                    Wal-Mart Stores  . . . . . . . . . . . . . .                 39,950               3,253,428

                                                                                                                  _____________

                                                                                                                     18,243,940

                                                                                                                  _____________


            Consumer Staples--9.9%  Anheuser-Busch . . . . . . . . . . . . . . .                  8,800                 577,500

                                    Avon Products  . . . . . . . . . . . . . . .                 10,800                 477,900

                                    Bestfoods  . . . . . . . . . . . . . . . . .                  5,700                 303,525

                                    Coca-Cola  . . . . . . . . . . . . . . . . .                 14,250                 952,969

                                    Colgate-Palmolive  . . . . . . . . . . . . .                  5,150                 478,306

                                    Dial . . . . . . . . . . . . . . . . . . . .                 17,100                 493,762

                                    Eastman Kodak  . . . . . . . . . . . . . . .                  7,600                 547,200

                                    IBP  . . . . . . . . . . . . . . . . . . . .                  9,400                 273,775

                                    Interstate Bakeries  . . . . . . . . . . . .                  7,900                 208,856

                                    Newell . . . . . . . . . . . . . . . . . . .                  5,000                 206,250

                                    PepsiCo  . . . . . . . . . . . . . . . . . .                 27,300               1,117,594

                                    Philip Morris  . . . . . . . . . . . . . . .                 47,050               2,517,175

                                    Procter & Gamble . . . . . . . . . . . . . .                 23,350               2,132,147

                                    Quaker Oats  . . . . . . . . . . . . . . . .                  8,200                 487,900

                                    Ralston-Ralston Purina Group . . . . . . . .                 19,000                 615,125

                                    Sara Lee . . . . . . . . . . . . . . . . . .                 26,300                 741,331

                                    Suiza Foods  . . . . . . . . . . . . . . .(a)                 5,800                 295,438

                                    Unilever, N.V. . . . . . . . . . . . . . . .                 18,500               1,534,344

                                                                                                                  _____________

                                                                                                                     13,961,097

                                                                                                                  _____________


                      Energy--6.6%  Atlantic Richfield . . . . . . . . . . . . .                 12,000                 783,000

                                    British Petroleum, A.D.R.  . . . . . . . . .                  6,750                 641,250

                                    Chevron  . . . . . . . . . . . . . . . . . .                  8,150                 675,941

                                    Coastal  . . . . . . . . . . . . . . . . . .                 17,900                 625,381

                                    Columbia Energy Group  . . . . . . . . . . .                  7,725                 446,119

                                    Diamond Offshore Drilling  . . . . . . . . .                  3,900                  92,381

                                    Exxon  . . . . . . . . . . . . . . . . . . .                 32,800               2,398,500

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                       (CONTINUED) DECEMBER 31, 1998

Common Stocks (continued)                                                                   Shares                   Value

-------------------------------------------------------------------------------
                                                                                       ----------------        ----------------

                Energy (continued)  Halliburton  . . . . . . . . . . . . . . . .                  7,350         $       217,744

                                    Noble Drilling . . . . . . . . . . . . . .(a)                21,450                 277,509

                                    Royal Dutch Petroleum (New York Shares)  . .                 33,300               1,594,237

                                    Texaco . . . . . . . . . . . . . . . . . . .                 15,450                 816,919

                                    Tosco  . . . . . . . . . . . . . . . . . . .                  9,300                 240,638

                                    USX-Marathon Group . . . . . . . . . . . . .                 16,400                 494,050

                                                                                                                  _____________

                                                                                                                      9,303,669

                                                                                                                  _____________


                Health Care--12.0%  Abbott Laboratories  . . . . . . . . . . . .                 10,300                 504,700

                                    American Home Products . . . . . . . . . . .                 22,900               1,289,556

                                    Becton, Dickinson & Co.  . . . . . . . . . .                 10,300                 439,681

                                    Biogen . . . . . . . . . . . . . . . . . .(a)                 3,900                 323,700

                                    Bristol-Myers Squibb . . . . . . . . . . . .                 16,650               2,227,978

                                    Centocor . . . . . . . . . . . . . . . . .(a)                 6,800                 306,850

                                    Elan, A.D.S. . . . . . . . . . . . . . . .(a)                 6,250                 434,766

                                    Guidant  . . . . . . . . . . . . . . . . . .                  5,650                 622,913

                                    Health Management Associates, Cl. A  . . .(a)                13,800                 298,425

                                    Johnson & Johnson  . . . . . . . . . . . . .                 11,850                 993,919

                                    Lilly (Eli)  . . . . . . . . . . . . . . . .                 19,300               1,715,287

                                    Medtronic  . . . . . . . . . . . . . . . . .                 10,400                 772,200

                                    Merck & Co.  . . . . . . . . . . . . . . . .                  8,150               1,203,653

                                    Mylan Laboratories . . . . . . . . . . . . .                 11,300                 355,950

                                    Pfizer . . . . . . . . . . . . . . . . . . .                 20,050               2,515,022

                                    Schering-Plough  . . . . . . . . . . . . . .                 29,100               1,607,775

                                    Warner-Lambert . . . . . . . . . . . . . . .                 16,350               1,229,316

                                                                                                                  _____________

                                                                                                                     16,841,691

                                                                                                                  _____________


         Interest Sensitive--15.4%  ACE  . . . . . . . . . . . . . . . . . . . .                 10,600                 365,037

                                    Allstate . . . . . . . . . . . . . . . . . .                 20,000                 772,500

                                    Ambac Financial Group  . . . . . . . . . . .                  7,150                 430,341

                                    American General . . . . . . . . . . . . . .                  5,300                 413,400

                                    Bank One . . . . . . . . . . . . . . . . . .                 44,927               2,294,090

                                    Chase Manhattan  . . . . . . . . . . . . . .                 22,600               1,538,213

                                    CIGNA  . . . . . . . . . . . . . . . . . . .                  6,850                 529,591

                                    Countrywide Credit Industries  . . . . . . .                  8,050                 404,009

                                    Edwards (A.G.) . . . . . . . . . . . . . . .                  7,800                 290,550

                                    Federal National Mortgage Association  . . .                 20,900               1,546,600

                                    First Security . . . . . . . . . . . . . . .                 10,000                 233,750

                                    First Union  . . . . . . . . . . . . . . . .                 14,314                 870,470

                                    Fleet Financial Group  . . . . . . . . . . .                 37,400               1,671,312

                                    Hartford Financial Services Group  . . . . .                 12,300                 674,963

                                    MBNA . . . . . . . . . . . . . . . . . . . .                 28,750                 716,953

                                    Morgan Stanley Dean Witter & Co. . . . . . .                 19,500               1,384,500

                                    Old Republic International . . . . . . . . .                  9,725                 218,813

                                    PMI Group  . . . . . . . . . . . . . . . . .                  4,350                 214,781

                                    PNC Bank . . . . . . . . . . . . . . . . . .                 24,600               1,331,475

                                    Progressive  . . . . . . . . . . . . . . . .                  4,400                 745,250

                                    SLM Holding  . . . . . . . . . . . . . . . .                 13,400                 643,200

                                    SouthTrust . . . . . . . . . . . . . . . . .                 20,100                 742,444

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                      DECEMBER 31, 1998


Common Stocks (continued)                                                                    Shares                   Value

-------------------------------------------------------------------------------
                                                                                       ----------------        ----------------

    Interest Sensitive (continued)  Summit Bancorp . . . . . . . . . . . . . . .                 12,450         $       543,909

                                    Sunamerica . . . . . . . . . . . . . . . . .                  7,750                 628,719

                                    SunTrust Banks . . . . . . . . . . . . . . .                  8,100                 619,650

                                    Torchmark  . . . . . . . . . . . . . . . . .                  8,200                 289,562

                                    Washington Mutual  . . . . . . . . . . . . .                 11,200                 427,700

                                    Wells Fargo  . . . . . . . . . . . . . . . .                 30,700               1,226,081

                                                                                                                  _____________

                                                                                                                     21,767,863

                                                                                                                  _____________


              Mining & Metals--.7%  Aluminum Company of America  . . . . . . . .                  8,700                 648,694

                                    Martin Marietta Materials  . . . . . . . . .                  6,200                 385,563

                                                                                                                  _____________

                                                                                                                      1,034,257

                                                                                                                  _____________


                    Services--7.4%  America Online . . . . . . . . . . . . . .(a)                 6,700               1,072,000

                                    Cadence Design Systems . . . . . . . . . .(a)                 9,250                 275,187

                                    Ceridian . . . . . . . . . . . . . . . . .(a)                 9,200                 642,275

                                    Compuware  . . . . . . . . . . . . . . . .(a)                10,400                 812,500

                                    HBO & Co.  . . . . . . . . . . . . . . . . .                 15,500                 444,656

                                    Microsoft  . . . . . . . . . . . . . . . .(a)                35,900               4,978,881

                                    Omnicom Group  . . . . . . . . . . . . . . .                 11,500                 667,000

                                    Oracle . . . . . . . . . . . . . . . . . .(a)                26,300               1,134,188

                                    Quintiles Transnational  . . . . . . . . .(a)                 7,900                 421,663

                                                                                                                  _____________

                                                                                                                     10,448,350

                                                                                                                  _____________


               Transportation--.9%  Burlington Northern Santa Fe . . . . . . . .                 14,100                 475,875

                                    Canadian National Railway  . . . . . . . . .                  5,000                 259,375

                                    US Airways Group . . . . . . . . . . . . .(a)                10,950                 569,400

                                                                                                                  _____________

                                                                                                                      1,304,650

                                                                                                                  _____________


                  Utilities--10.0%  Ameritech  . . . . . . . . . . . . . . . . .                 19,600               1,242,150

                                    Bell Atlantic  . . . . . . . . . . . . . . .                 30,684               1,626,252

                                    BellSouth  . . . . . . . . . . . . . . . . .                 29,000               1,446,375

                                    CMS Energy . . . . . . . . . . . . . . . . .                  6,850                 331,797

                                    Energy East  . . . . . . . . . . . . . . . .                  9,300                 525,450

                                    Florida Progress . . . . . . . . . . . . . .                 10,300                 461,569

                                    GPU  . . . . . . . . . . . . . . . . . . . .                 13,900                 614,206

                                    GTE  . . . . . . . . . . . . . . . . . . . .                 11,700                 789,019

                                    MCI WorldCom . . . . . . . . . . . . . . .(a)                32,350               2,321,112

                                    PECO Energy  . . . . . . . . . . . . . . . .                 13,400                 557,775

                                    Pinnacle West Capital  . . . . . . . . . . .                  6,650                 281,794

                                    SBC Communications . . . . . . . . . . . . .                 31,800               1,705,275

                                    Telefonos de Mexico, Cl. L, A.D.R. . . . . .                 14,400                 701,100

                                    Texas Utilities  . . . . . . . . . . . . . .                 15,450                 721,322

                                    U S West . . . . . . . . . . . . . . . . . .                 11,900                 769,038

                                                                                                                  _____________

                                                                                                                     14,094,234

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                      (cost $111,793,549)  . . . . . . . . . . .                                   $140,418,215

                                                                                                                  =============



DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                      DECEMBER 31, 1998

                                                                                            Principal

Short-Term Investments--.3%                                                                  Amount                  Value

-------------------------------------------------------------------------------
                                                                                       ----------------        ----------------

              U.S. Treasury Bills:  4.41%, 1/21/1999 . . . . . . . . . . . . . .           $    100,000        $         99,756

                                    4.34%, 2/4/1999  . . . . . . . . . . . . . .                200,000                 199,180

                                    4.28%, 2/18/1999 . . . . . . . . . . . . . .                104,000                 103,434

                                                                                                                  _____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                      (cost $402,342)  . . . . . . . . . . . . .                                $       402,370

                                                                                                                  =============


TOTAL INVESTMENTS (cost $112,195,891). . . . . . . . . . . . . . . . . . . . . .                  99.9%            $140,820,585

                                                                                                =======           =============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . .                    .1%        $         76,232

                                                                                                =======           =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 100.0%            $140,896,817

                                                                                                =======           =============



Notes to Statement of Investments:
-----------------------------------------------------------------------------


(a)  Non-income producing.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                     DECEMBER 31, 1998

                                                                                                     Cost              Value

                                                                                                _____________     _____________
ASSETS:                    Investments in securities--See Statement of Investments . . . .       $112,195,891      $140,820,585

                           Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               53,013

                           Dividends and interest receivable . . . . . . . . . . . . . . .                              135,912

                           Receivable for investment securities sold . . . . . . . . . . .                               16,931

                           Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . .                                  198

                                                                                                                 ______________

                                                                                                                    141,026,639

                                                                                                                 ______________

LIABILITIES:               Due to The Dreyfus Corporation and affiliates . . . . . . . . .                               93,499

                           Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . .                               36,323

                                                                                                                 ______________

                                                                                                                        129,822

                                                                                                                 ______________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $140,896,817

                                                                                                                 ==============


REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                         $112,877,745

                           Accumulated net realized gain (loss) on investments . . . . . .                            (605,622)

                           Accumulated net unrealized appreciation (depreciation)
                           on investments--Note 4  . . . . . . . . . . . . . . . .                                   28,624,694

                                                                                                                  ______________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $140,896,817

                                                                                                                 ==============

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) . . . . . .                            6,140,432

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $22.95

                                                                                                                        =======


SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                       YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                    Cash dividends (net of $9,653 foreign taxes
                              withheld at source)  . . . . . . . . . . . . . . . . . . . .       $  1,270,542

                           Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .             65,894

                                                                                               ______________

                                 Total Income  . . . . . . . . . . . . . . . . . . . . . .                         $  1,336,436


EXPENSES:                  Investment advisory fee--Note 3(a)  . . . . . . . . . . . . . .            712,844

                           Custodian fees--Note 3(a) . . . . . . . . . . . . . . . . . . .             62,318

                           Professional fees . . . . . . . . . . . . . . . . . . . . . . .             22,116

                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .             18,471

                           Prospectus and shareholders' reports  . . . . . . . . . . . .               14,701

                           Trustees' fees and expenses--Note 3(b)  . . . . . . . . . . .                1,535

                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .                835

                           Loan commitment fees--Note 2  . . . . . . . . . . . . . . . . .                264

                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .              1,299

                                                                                               ______________

                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .                              834,383

                                                                                                                  _____________



INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              502,053

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                           Net realized gain (loss) on investments . . . . . . . . . . . .    $     (394,248)

                           Net unrealized appreciation (depreciation) on investments . . .         22,134,929

                                                                                               ______________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                           21,740,681

                                                                                                                  _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                            $22,242,734

                                                                                                                  =============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Year Ended            Year Ended

                                                                                       December 31, 1998     December 31, 1997

                                                                                      __________________     __________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $       502,053        $       220,862

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .                (394,248)             2,955,540

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .              22,134,929              4,683,939

                                                                                      __________________     __________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .              22,242,734              7,860,341

                                                                                      __________________     __________________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (519,473)              (205,441)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .                (586,824)            (2,668,497)

                                                                                      __________________     __________________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,106,297)            (2,873,938)

                                                                                      __________________     __________________


BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .              70,391,268             35,868,353

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,106,297              2,860,437

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .              (5,053,929)            (8,120,915)

                                                                                      __________________     __________________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions .              66,443,636             30,607,875

                                                                                      __________________     __________________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .              87,580,073             35,594,278


NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,316,744             17,722,466

                                                                                      __________________     __________________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $140,896,817     $       53,316,744

                                                                                      ==================     ==================


Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . .                --           $           15,421

                                                                                      __________________     __________________



                                                                                              Shares                 Shares

                                                                                      __________________     __________________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,435,229              2,064,026

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .                  50,063                163,038

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (258,565)              (511,901)

                                                                                      __________________     __________________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .               3,226,727              1,715,163

                                                                                      ==================     ==================






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.

                                                                                                     Year Ended December 31,
                                                                                                     ______________________

PER SHARE DATA:                                                                          1998           1997          1996(1)
                                                                                       _______         _______        _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . .          $18.30            $14.79         $12.50
                                                                                       _______          _______        _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . .                .08            .08            .07

   Net realized and unrealized gain (loss) on investments  . . . . . . . . .               4.80           4.53           2.29

                                                                                        _______        _______        _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . .               4.88           4.61           2.36

                                                                                        _______        _______        _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . .               (.09)          (.08)          (.07)

   Dividends from net realized gain on investments . . . . . . . . . . . . .               (.14)         (1.02)           --

                                                                                        _______        _______        _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .               (.23)         (1.10)          (.07)

                                                                                        _______        _______        _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . .             $22.95         $18.30         $14.79


                                                                                        =======        =======        =======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . .              26.72%         31.51%          18.86%(2,3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . .                .88%          1.02%            .80%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . .                .53%           .68%            .72%(2)

   Decrease reflected in above expense ratios due to
       undertakings by The Dreyfus Corporation . . . . . . . . . . . . . . .               --             --               .16%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . .              56.28%         79.74%          30.62%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . .           $140,897        $53,317         $17,722

---------

(1) From April 30, 1996 (commencement of operations) to December 31, 1996.

(2) Not annualized.

(3) Calculated based on net asset value on the close of business on May 1, 1996
(commencement of initial offering) to  December 31, 1996.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES    TO    FINANCIAL    STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

 Dreyfus Variable Investment Fund (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company, operating as a series company currently offering thirteen series, including the Disciplined Stock Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance  policies  to  be  offered  by the separate accounts of life insurance companies. The Series is a diversified portfolio. The Series' investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor' s 500 Composite Stock Price Index. The
Dreyfus Corporation (" Dreyfus" ) serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

 The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series received net earnings credits of $4,016 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

 (C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Series not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

 As of December 31, 1998, the Series reclassified certain components of net assets. The reclassifications resulted in a net increase to accumulated undistributed net investment income of $1,999, an increase in accumulated net realized loss on investments of $9,331 and a decrease in paid-in capital of $11,330. These reclassifications were the result of permanent book to tax differences. Net assets were not affected by these reclassifications.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

 The Series participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Series has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Series at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Series did not borrow under the Facility.

NOTE 3--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

 (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly.

 The  Series  compensates  Dreyfus  Transfer, Inc., a wholly owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended December 31, 1998, the Series was charged $62,318 pursuant to the custody agreement.

 (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

 (C) During the period ended December 31, 1998, the Series incurred total brokerage commissions of $168,290 of which $51,195 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Bank Corporation.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $119,154,562 and $52,708,686, respectively.

 At December 31, 1998, accumulated net unrealized appreciation on investments was $28,624,694, consisting of $30,462,524 gross unrealized appreciation and $1,837,830 gross unrealized depreciation.

 At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Disciplined Stock Portfolio (one of the Series constituting Dreyfus Variable Investment Fund) as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of December 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Disciplined Stock Portfolio at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999



DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  For Federal tax purposes the Series hereby designates $.026 per share as a long-term capital gain distribution of the $.108 per share paid on December 29, 1998 and also designates $.089 per share as a long-term capital gain distribution of the $.120 per share paid on March 31, 1998.

  The Series also designates 83.48% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for the corporate dividends received deduction.



Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS VARIABLE INVESTMENT FUND,

DISCIPLINED STOCK PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             150AR9812

Variable

Investment Fund,

DISCIPLINED STOCK

PORTFOLIO

Annual Report

December 31, 1998